POWER PURCHASE AGREEMENTS	12 Months Ended
Dec. 31, 2015
POWER PURCHASE AGREEMENTS [Text Block]

NOTE 11 – POWER PURCHASE AGREEMENTS

Raft River Energy I LLC
The Company signed a power purchase agreement with Idaho Power Company for the sale of power generated from its joint venture Raft River Energy I LLC. The Company also signed a transmission agreement with Bonneville Power Administration for transmission of electricity from this plant to Idaho Power. These agreements will govern the operational revenues for the initial phases of the Company’s operating activities. The contract allows power sales up to 13 megawatts annual average. The price of energy sold under the Idaho Power PPA is split into three seasons: power produced during the peak periods of July, August, November and December will be purchased at 120% of the set price; power produced in the three month low demand season (March, April, May) will be purchased at 73.50% of the set price; and power produced in the remaining five months of the year will be purchased at 100% of the set price. The PPA sets a first year average purchase price of $53.60 per megawatt hour. The $53.60 purchase price is escalated each year at a compound annual rate of 2.1% until year 15. From years 16 to 25 of the contract the escalation rate will drop to 0.6% per year.

USG Nevada LLC
As a part of the purchase of the assets from Empire Geothermal Power, LLC and Michael B. Stewart acquisition (“Empire Acquisition”), a power purchase agreement with Sierra Pacific Power Company was assigned to the Company. The contract had a stated expected output of 3,250 kilowatts maximum per hour and extended through 2017. During the year ended March 31, 2012, the power purchase agreement was replaced by a new amended and restated 25 year contract signed in December of 2011 that sets the new rate at $89.75 per megawatt hour with a 1% annual escalation rate. The new contract currently allows for a maximum of 73,444 megawatt hours annually that will be paid for at the full contract price. Upon declaration of commercial operation under the PPA, an Operating Security Deposit is required to be maintained at NV Energy for the full term of the PPA. As of December 31, 2015, the Company had funded a security deposit of $1,468,898.

USG Oregon LLC
In December of 2009, the Company’s subsidiary (USG Oregon LLC), signed a power purchase agreement with Idaho Power Company for the sale of power generated by the Neal Hot Springs, Oregon project. The agreement has a term of 25 years and provides for the purchase of power up to 25 megawatts (22 megawatt planned annual average output level). Beginning 2012, the flat energy price is $96.00 per megawatt hour. The price escalates annually by 3.9% in the initial years and by 1.0% during the latter years of the agreement.